Schedule of Investments
May 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.19%
New York–95.62%
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	$1,535	$1,469,205
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools); Series 2024, RB	5.00%	06/01/2064	450	426,989
Battery Park (City of), NY Authority (Green Bonds); Series 2025, Ref. RB	5.25%	11/01/2055	2,000	2,137,748
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	215	216,259
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology); Series 2017 A, Ref. RB	5.00%	06/01/2035	1,000	1,010,789
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2013, Ref. RB (Acquired 01/18/2013-02/13/2020; Cost $2,442,107)(a)(b)	5.25%	04/01/2035	2,442	32,968
Series 2018, Ref. RB (Acquired 08/16/2018; Cost $689,002)(a)(b)(c)	5.00%	10/01/2038	681	9,201
Build NYC Resource Corp. (261 walton Facility LLC - Zeta Charter Schools, Inc.);
Series 2026, RB(c)	5.25%	06/01/2046	150	150,083
Series 2026, RB(c)	5.50%	06/01/2056	250	245,154
Build NYC Resource Corp. (Albert Einstein School of Medicine, Inc.); Series 2015, RB(c)	5.50%	09/01/2045	1,980	1,979,917
Build NYC Resource Corp. (Children’s Aid Society (The)); Series 2019, RB	4.00%	07/01/2049	1,240	1,097,706
Build NYC Resource Corp. (Civic Bronx LLC - Bold Charter School);
Series 2025, RB(c)	5.63%	07/01/2045	200	202,298
Series 2025, RB(c)	6.00%	07/01/2060	400	403,323
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(c)	5.00%	12/01/2049	1,360	1,138,498
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds);
Series 2022, RB(c)	5.75%	06/01/2052	400	392,802
Series 2022, RB(c)	5.75%	06/01/2062	1,000	964,057
Build NYC Resource Corp. (ERE425, LLC - Zeta Charter Schools, Inc.); Series 2025, RB(c)	5.25%	10/15/2050	500	484,160
Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022 A, RB	5.00%	07/01/2052	150	142,982
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds);
Series 2023, RB	5.25%	07/01/2052	3,900	3,945,551
Series 2023, RB	5.25%	07/01/2062	1,000	1,006,435
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2036	240	240,983
Series 2017, Ref. RB	5.00%	08/01/2047	600	567,000
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(c)	5.63%	02/01/2039	190	190,046
Series 2019, RB(c)	5.75%	02/01/2049	360	359,970
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2041	650	641,249
Build NYC Resource Corp. (South Bronx Classical Charter);
Series 2026, RB	5.00%	06/15/2046	100	100,851
Series 2026, RB	5.25%	06/15/2051	150	151,277
Series 2026, RB	5.25%	06/15/2056	150	150,341
Build NYC Resource Corp. (Special Needs Facilities Pooled Program);
Series 2013 A-1, RB	5.38%	07/01/2028	945	938,148
Series 2013 A-1, RB	5.75%	07/01/2033	790	782,219
Build NYC Resource Corp. (Success Academy Charter Schools); Series 2024, RB	4.00%	09/01/2043	1,730	1,655,433
Build NYC Resource Corp. (The Children’s Aid Society ); Series 2019, RB	4.00%	07/01/2044	750	703,397
Build NYC Resource Corp. (The Renaissance Charter School 2); Series 2025, RB	5.50%	06/15/2055	500	490,678
Build NYC Resource Corp. (Urban Resource Insititute ); Series 2025, RB	5.50%	12/01/2051	125	132,084
Build NYC Resource Corp. (Urban Resource Insititute); Series 2025, RB	5.38%	12/01/2046	100	108,345
Build NYC Resource Corp. (Whin Music Community Charter School); Series 2022, RB(c)	6.50%	07/01/2052	3,100	3,097,808
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Canandaigua & Bristol (Towns of), NY;
Series 2007, GO Bonds	5.00%	12/15/2027	$25	$25,154
Series 2007, GO Bonds	5.00%	12/15/2028	30	30,199
Series 2007, GO Bonds	5.00%	12/15/2029	30	30,188
Series 2007, GO Bonds	5.00%	12/15/2030	30	30,180
Series 2007, GO Bonds	5.00%	12/15/2031	35	35,193
Series 2007, GO Bonds	5.00%	12/15/2032	35	35,197
Series 2007, GO Bonds	5.00%	12/15/2033	35	35,158
Series 2007, GO Bonds	5.00%	12/15/2034	40	40,174
Series 2007, GO Bonds	5.00%	12/15/2035	40	40,172
Series 2007, GO Bonds	5.00%	12/15/2036	45	45,191
Series 2007, GO Bonds	5.00%	12/15/2037	45	45,089
Series 2007, GO Bonds	5.00%	12/15/2038	50	49,112
Series 2007, GO Bonds	5.00%	12/15/2039	50	49,223
Series 2007, GO Bonds	5.00%	12/15/2040	55	55,059
Series 2007, GO Bonds	5.00%	12/15/2041	55	54,520
Series 2007, GO Bonds	5.00%	12/15/2042	60	59,561
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	100	100,112
Series 2014, RB	5.00%	05/01/2039	100	100,070
Clinton County Capital Resource Corp. (CVES BOCES); Series 2025, RB(c)	4.75%	07/01/2043	100	102,980
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2046	2,000	1,999,911
Dutchess County Local Development Corp. (Marist College); Series 2022, RB	4.00%	07/01/2049	2,100	1,846,226
Dutchess County Local Development Corp. (Social Bonds); Series 2023, RB (CEP - FNMA)	5.00%	10/01/2040	995	1,070,217
Empire State Development Corp.; Series 2024 A, RB	5.00%	03/15/2051	1,000	1,034,786
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2031	75	75,113
Series 2005 A, RB	5.00%	06/01/2038	5,000	4,635,371
Series 2005 D, RB(d)	0.00%	06/01/2055	75,500	6,111,951
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group);
Series 2022 A, Ref. RB	5.25%	12/01/2052	5,050	5,112,650
Series 2025, RB	5.50%	12/01/2055	1,500	1,560,745
Geneva Development Corp. (Hobart And William Smith Colleges); Series 2026, Ref. RB	5.00%	02/01/2056	1,000	1,002,980
Glen Cove Local Economic Assistance Corp. (Garvies Point Public Improvement); Series 2016 B, RB(d)	0.00%	01/01/2045	16,695	5,279,420
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB(c)	5.50%	07/01/2044	965	926,889
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(a)(c)	5.88%	01/01/2052	5,000	2,500,000
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(c)	6.80%	12/01/2044	1,640	1,689,670
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2034	300	300,108
Series 2014, RB	5.00%	07/01/2039	250	250,119
Series 2014, RB	5.00%	07/01/2044	200	200,024
Series 2017, Ref. RB	5.00%	07/01/2038	65	65,596
Huntington Local Development Corp.; Series 2016, RB(c)	6.50%	12/01/2046	2,000	1,607,430
Long Island (City of), NY Power Authority;
Series 2016 B, Ref. RB	5.00%	09/01/2046	1,485	1,487,517
Series 2024 A, Ref. RB	5.00%	09/01/2054	1,740	1,801,624
Series 2025 A, Ref. RB	5.25%	09/01/2050	4,000	4,280,198
Long Island (City of), NY Power Authority (Green Bonds);
Series 2023 E, RB	5.00%	09/01/2048	640	669,236
Series 2023 E, RB	5.00%	09/01/2053	250	258,585
Metropolitan Transportation Authority; Series 2016 C-1, RB	5.25%	11/15/2056	16,855	16,871,789
Metropolitan Transportation Authority (Bidding Group 2); Series 2022 A, RB	4.00%	11/15/2052	4,570	4,144,114
Metropolitan Transportation Authority (Green Bonds);
Series 2017 B-1, RB	5.25%	11/15/2057	2,505	2,528,854
Series 2019 B, RB	4.00%	11/15/2050	2,000	1,744,910
Series 2020 A-1, RB	5.00%	11/15/2049	500	505,512
Series 2024 A, Ref. RB	5.25%	11/15/2049	295	307,433
Series 2024, Ref. RB	5.00%	11/15/2052	2,000	2,066,243
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School); Series 2024, RB(c)	5.00%	07/01/2044	$1,000	$981,830
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2017, RB	5.00%	12/01/2046	325	325,015
Monroe County Industrial Development Corp. (Monroe Community College);
Series 2014, Ref. RB (INS - AGI)(e)	5.00%	01/15/2028	350	350,598
Series 2014, Ref. RB (INS - AGI)(e)	5.00%	01/15/2029	500	500,865
Series 2014, Ref. RB (INS - AGI)(e)	5.00%	01/15/2038	150	150,209
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	1,705	1,539,781
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2024, Ref. RB	5.25%	06/01/2049	100	104,986
Series 2024, Ref. RB	5.25%	06/01/2054	250	259,122
Monroe County Industrial Development Corp. (University of Rochester); Series 2020, RB(c)	5.00%	06/01/2050	130	127,452
Montgomery (County of), NY Capital Resource Corp.;
Series 2020 A-1, RB	4.95%	07/01/2030	630	617,886
Series 2020 A-2, RB	5.40%	07/01/2050	5,625	4,516,368
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	1,075	1,075,022
Series 2016 A, RB	5.00%	11/15/2056	12,565	12,564,906
Nassau (County of), NY; Series 2018 B, GO Bonds (INS - AGI)(e)	5.00%	07/01/2049	1,695	1,733,798
Nassau (County of), NY Industrial Development Agency;
Series 2003 A-C, RB	7.00%	09/01/2028	485	485,049
Series 2021, RB(d)(f)	0.00%	01/01/2058	3,133	0
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	290	240,595
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	2,607	2,215,724
Series 2006 D, RB(d)	0.00%	06/01/2060	62,500	2,897,975
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	3,095	2,258,492
New York & New Jersey (States of) Port Authority;
Series 2024, Ref. RB	5.00%	07/15/2054	3,500	3,654,310
Series 2025, Ref. RB	5.00%	01/15/2055	2,000	2,092,503
New York (City of), NY;
Series 1997 C, GO Bonds	5.50%	11/15/2037	15	15,026
Series 2020 D-1, GO Bonds (INS - BAM)(e)	4.00%	03/01/2050	8,830	8,082,857
Series 2021 A-1, GO Bonds	5.00%	08/01/2047	5,140	5,278,422
Series 2024 C, GO Bonds	5.25%	03/01/2048	525	554,024
Series 2024 D, GO Bonds	5.25%	04/01/2047	9,500	10,074,737
Series 2024 D, GO Bonds	4.00%	04/01/2050	5,000	4,600,092
Series 2025 E, GO Bonds	5.25%	08/01/2050	560	590,527
Series 2025, GO Bonds(g)	5.25%	10/01/2055	12,500	12,727,554
Subseries 2025 G-1, GO Bonds	5.25%	02/01/2053	500	524,545
New York (City of), NY Industrial Development Agency (Comprehensive Care Management); Series 2005 E-2, RB	6.13%	11/01/2035	205	154,382
New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	2,500	2,530,498
New York (City of), NY Municipal Water Finance Authority;
Subseries 2023 AA-1, RB	5.25%	06/15/2052	5,000	5,258,115
Series 2020 AA-1, Ref. RB	4.00%	06/15/2050	18,090	16,578,338
Series 2021 BB-1, Ref. RB	4.00%	06/15/2045	2,060	1,966,280
Series 2021 CC-1, RB	4.00%	06/15/2051	11,000	10,036,326
Series 2024 AA, RB	4.00%	06/15/2054	1,250	1,133,156
Series 2026, RB	5.50%	06/15/2056	2,000	2,167,713
Subseries 2025 AA-1, RB	5.25%	06/15/2055	5,175	5,473,124
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2018 C-3, RB	4.00%	05/01/2045	$4,000	$3,825,119
Series 2019, RB	4.00%	11/01/2042	6,000	5,860,570
Series 2020, RB	4.00%	05/01/2044	5,000	4,852,716
Series 2021 B-1, RB	4.00%	08/01/2048	4,120	3,805,291
Series 2023, RB	5.25%	05/01/2050	750	788,014
Series 2025 B, RB	5.00%	05/01/2051	500	519,035
Series 2025 B, RB	5.25%	05/01/2055	420	441,632
Series 2025 E, RB	4.13%	11/01/2053	1,000	918,866
Series 2025 H, RB	5.00%	11/01/2050	750	778,769
Series 2025 H, RB	4.50%	11/01/2052	4,830	4,716,504
Series 2026, RB	5.50%	11/01/2054	1,000	1,079,840
Series 2026, RB	5.25%	11/01/2055	3,000	3,161,030
New York (City of), NY Trust for Cultural Resources (Juilliard School (The));
Series 2018 A, Ref. RB	5.00%	01/01/2037	400	419,569
Series 2018 A, Ref. RB	5.00%	01/01/2038	300	314,103
New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History); Series 2024, Ref. RB	5.00%	07/15/2054	5,000	5,203,081
New York (State of) Dormitory Authority;
Series 2015, Ref. RB	5.00%	07/01/2043	1,610	1,611,083
Series 2018 A, RB	5.00%	07/01/2048	1,110	1,127,653
Series 2022 A, Ref. RB	5.00%	05/01/2052	1,800	1,831,147
Series 2024 A, RB	5.50%	05/01/2049	415	433,074
Series 2024 A, Ref. RB	5.25%	03/15/2049	500	530,096
Series 2024 A, Ref. RB	5.50%	07/01/2054	5,000	5,409,883
Series 2025 A, Ref. RB	5.00%	03/15/2053	2,510	2,599,293
Series 2025 A, Ref. RB	5.00%	03/15/2055	5,000	5,160,819
Series 2025 C, Ref. RB	5.00%	03/15/2055	4,000	4,140,911
Series 2025, RB	5.13%	11/15/2050	475	480,497
Series 2025, RB	5.13%	11/15/2055	525	527,255
Series 2026 A, Ref. RB	5.25%	03/15/2056	1,000	1,058,407
Series 2026, RB	5.00%	10/01/2051	1,000	1,037,423
Series 2026, RB	5.00%	10/01/2055	530	547,204
New York (State of) Dormitory Authority (Barnard College); Series 2025 A, Ref. RB	5.00%	07/01/2055	300	306,101
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(c)	5.35%	12/01/2035	4,295	3,584,818
Series 2015 B-1, Ref. RB(c)	6.18%	12/01/2031	1,175	1,102,502
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	4.75%	07/01/2039	1,250	1,165,597
Series 2012 B, RB	5.00%	07/01/2032	95	94,725
Series 2012 B, RB	4.75%	07/01/2039	300	280,405
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.);
Series 2007, RB (INS - NATL)(e)	5.25%	07/01/2027	6,425	6,496,249
Series 2007, RB (INS - NATL)(e)	5.25%	07/01/2028	3,000	3,058,374
New York (State of) Dormitory Authority (Fordham University);
Series 2020, RB	4.00%	07/01/2046	10,800	10,068,680
Series 2020, RB	4.00%	07/01/2050	2,000	1,792,643
New York (State of) Dormitory Authority (IONA University); Series 2025, Ref. RB (INS - AGI)(e)	5.00%	07/01/2051	700	718,004
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2020 A, Ref. RB	4.00%	09/01/2050	500	418,230
Series 2024, RB	5.50%	11/01/2044	1,000	1,066,841
New York (State of) Dormitory Authority (New School (The));
Series 2016 A, Ref. RB	5.00%	07/01/2046	2,250	2,250,669
Series 2022 A, Ref. RB	4.00%	07/01/2047	545	489,910
New York (State of) Dormitory Authority (New York University);
Series 2016 A, RB	5.00%	07/01/2039	4,625	4,630,792
Series 2021 A, Ref. RB	5.00%	07/01/2051	1,140	1,168,042
Series 2025 A, Ref. RB	5.25%	07/01/2055	2,785	2,986,387
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2024, Ref. RB	5.25%	05/01/2054	8,525	8,798,953
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Pratt Institute); Series 2016, Ref. RB	5.00%	07/01/2046	$500	$500,215
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	5.00%	07/01/2049	1,920	1,941,520
New York (State of) Dormitory Authority (Rosewell Park Cancer Insititute); Series 2025, RB (INS - AGI)(e)	5.25%	07/01/2045	475	517,195
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(c)	5.50%	12/01/2047	3,030	2,173,098
Series 2017 A-2, RB (Acquired 05/23/2017; Cost $4,545,000)(b)(c)	5.38%	09/01/2050	4,545	3,510,445
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $1,405,000)(b)(c)	5.38%	10/01/2042	1,405	1,137,183
New York (State of) Dormitory Authority (Wagner College); Series 2022, Ref. RB (Acquired 04/08/2022; Cost $3,763,985)(b)	5.00%	07/01/2047	3,620	3,106,034
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.25%	10/01/2049	5,000	5,152,441
Series 2024, RB (INS - AGI)(e)	5.50%	10/01/2054	1,000	1,060,407
New York (State of) Housing Finance Agency; Series 2025 B-1, RB	5.25%	11/01/2065	800	813,039
New York (State of) Housing Finance Agency (Green Bonds);
Series 2023 E-1, RB	4.88%	11/01/2053	2,000	2,010,484
Series 2024 A-1, RB	5.00%	06/15/2054	1,125	1,148,521
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 252, RB	4.45%	10/01/2043	150	151,572
Series 2023 252, RB	4.55%	10/01/2048	375	372,005
Series 2023 252, RB	4.65%	10/01/2053	375	371,128
Series 2023-255, RB	5.00%	10/01/2053	3,000	3,041,951
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2060	6,050	5,453,867
Series 2024 A, RB	4.00%	11/15/2054	1,000	908,929
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI)(e)	5.13%	11/15/2058	5,500	5,731,604
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	7,500	6,791,398
Series 2025 A, RB	5.00%	03/15/2049	1,500	1,571,330
Series 2025 A, RB	5.00%	03/15/2051	2,800	2,916,139
Series 2026 A, Ref. RB	5.00%	01/01/2056	2,500	2,582,825
Series 2026 A, Ref. RB	5.25%	01/01/2056	500	528,165
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds);
Series 2022 C, RB	5.00%	03/15/2053	13,500	13,869,417
Series 2022 C, RB	5.00%	03/15/2055	4,000	4,102,133
New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	5,715	5,073,733
New York (State of) Thruway Authority (Group 1); Series 2021 O, Ref. RB	4.00%	01/01/2049	3,025	2,765,944
New York (State of) Thruway Authority (Group 2); Series 2025, RB	5.00%	03/15/2059	6,180	6,324,996
New York City Housing Development Corp.; Series 1999 E, RB	6.25%	05/01/2036	5	5,010
New York City Housing Development Corp. (Green Bonds);
Series 2023, RB	4.60%	08/01/2048	750	752,248
Series 2023, RB	4.80%	02/01/2053	3,240	3,249,678
Series 2024 C-1, RB	4.50%	08/01/2054	1,000	972,243
Series 2025 C, RB (CEP - FHLMC)	4.95%	02/01/2055	550	552,496
Series 2025, RB	5.00%	08/01/2055	1,250	1,262,025
Series 2026, RB	5.00%	11/01/2055	4,000	4,041,373
New York Counties Tobacco Trust I; Series 2000 A, RB	6.50%	06/01/2035	65	65,000
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	15	15,284
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2038	805	726,764
Series 2010 A, RB(c)	6.25%	06/01/2041	2,039	2,012,862
New York Counties Tobacco Trust V;
Series 2005 S-1, RB(d)	0.00%	06/01/2038	25,000	11,725,255
Series 2005 S-3, RB(d)	0.00%	06/01/2055	84,200	7,184,079
Series 2005 S4B, RB(c)(d)	0.00%	06/01/2060	155,400	6,703,801
New York Counties Tobacco Trust VI; Series 2016 A-2, Ref. RB	5.00%	06/01/2051	1,125	823,745
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(c)	5.00%	11/15/2044	1,500	1,501,219
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	$2,000	$1,596,773
Series 2021 A, Ref. RB	2.88%	11/15/2046	6,155	4,593,350
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2038	2,000	2,106,672
Series 2020, Ref. RB	4.00%	12/01/2039	1,865	1,835,694
Series 2020, Ref. RB	4.00%	12/01/2042	3,700	3,541,315
Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	4.00%	07/01/2039	325	278,456
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2037	250	252,206
Series 2017, Ref. RB	5.00%	05/01/2040	150	150,925
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2047	1,215	1,157,624
Series 2019, Ref. RB	4.00%	12/01/2049	1,150	1,073,132
Onondaga Civic Development Corp.;
Series 2015, Ref. RB	5.00%	10/01/2030	1,060	1,030,444
Series 2015, Ref. RB	5.00%	10/01/2040	2,345	2,084,472
Series 2025, RB	4.50%	12/01/2050	2,500	2,499,428
Series 2025, RB	5.50%	12/01/2056	1,000	1,082,984
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	3,030	3,066,747
Saratoga County Capital Resource Corp. (WSWHE Boces Project); Series 2025, RB	5.00%	07/01/2047	400	421,469
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2022, Ref. RB	5.25%	07/01/2039	400	424,439
Series 2022, Ref. RB	5.25%	07/01/2040	265	279,878
Series 2022, Ref. RB	5.25%	07/01/2047	335	341,461
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	230	212,726
Suffolk Regional Off-Track Betting Corp.;
Series 2024, RB	5.75%	12/01/2044	1,500	1,543,901
Series 2024, RB	6.00%	12/01/2053	500	511,364
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	790	707,465
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(c)	5.35%	11/01/2049	5,210	5,214,433
Series 2016 B-2, RB(c)	5.35%	11/01/2049	1,175	1,176,048
Tender Option Bond Trust Receipts/Certificates;
Series 2025, VRD RB(c)(h)	1.60%	03/15/2056	2,000	2,000,000
Series 2026, GO Bonds(g)	5.25%	02/01/2053	3,000	3,169,690
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(a)	5.00%	07/01/2032	330	66,000
Series 2013 A, RB(a)	5.00%	07/01/2038	2,785	557,000
Triborough Bridge & Tunnel Authority;
Series 2024 A-1, RB	5.25%	11/15/2051	4,500	4,738,360
Series 2024 A-1, RB	5.25%	05/15/2064	5,000	5,202,663
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	2,900	2,952,804
Series 2021 A, RB	5.00%	11/15/2051	1,665	1,703,811
Series 2021 A, RB	5.00%	11/15/2056	5,000	5,091,021
Series 2021 A, RB(g)	5.00%	11/15/2056	10,000	10,533,178
Series 2022 C, RB	5.00%	05/15/2047	780	814,824
Series 2026 A, RB	5.25%	11/15/2054	1,250	1,325,608
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund);
Series 2023 A, RB	4.13%	05/15/2053	3,560	3,275,638
Series 2023 A, RB	4.25%	05/15/2058	1,390	1,316,810
Series 2025, RB	5.25%	12/01/2054	1,000	1,058,499
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	8,000	7,668,566
Series 2017 A, Ref. RB	5.00%	06/01/2041	2,680	2,698,952
Westchester (County of), NY Industrial Development Agency (Crescent Manor Ossining); Series 2025 A-1, RB(c)	6.20%	12/01/2042	750	760,624
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Westchester County Healthcare Corp.;
Series 2010 B, RB	6.13%	11/01/2037	$325	$325,004
Series 2014 A, RB	5.00%	11/01/2044	1,000	973,356
Westchester County Local Development Corp.; Series 2025, RB	7.25%	11/01/2045	1,305	1,467,036
Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	4.25%	01/01/2045	835	813,776
Westchester County Local Development Corp. (Purchase Senior Learning Community, Inc.);
Series 2021, Ref. RB(c)	5.00%	07/01/2046	1,260	1,224,153
Series 2021, Ref. RB(c)	4.50%	07/01/2056	1,200	1,002,206
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group); Series 2023, RB (INS - AGI)(e)	5.75%	11/01/2048	2,095	2,259,963
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.00%	06/01/2045	8,300	7,489,991
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(c)	4.13%	12/01/2041	545	525,980
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	420,127
Series 2019 A, RB	5.00%	10/15/2049	640	583,507
				579,182,068
Puerto Rico–6.26%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,670	1,695,342
Series 2002, RB	5.63%	05/15/2043	9,700	9,835,896
Series 2005 A, RB(d)	0.00%	05/15/2050	8,800	1,836,054
PRIFA Custodial Trust;
Series 2005 A, RB(d)	0.00%	03/15/2049	352	98,541
Series 2022, RB(d)	0.00%	03/15/2049	3,658	1,741,019
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(d)	0.00%	07/01/2033	473	345,442
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	216	219,350
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	399	419,800
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	388	420,104
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	30	29,928
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	284	280,486
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	386	367,683
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	3,653	3,239,711
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	113	110,575
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University of the Sacred Heart);
Series 2012, Ref. RB	5.00%	10/01/2031	70	70,092
Series 2012, Ref. RB	5.00%	10/01/2042	150	145,837
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(d)	0.00%	07/01/2046	17,947	6,550,946
Series 2018 A-1, RB	5.00%	07/01/2058	6,637	6,558,644
Series 2019 A-2, RB	4.54%	07/01/2053	71	66,257
Series 2019 A-2, RB	4.78%	07/01/2058	953	918,076
University of Puerto Rico; Series 2006 Q, RB (Acquired 12/01/2006-04/30/2007; Cost $3,000,000)(b)	5.00%	06/01/2030	3,000	2,977,543
				37,927,326
Guam–0.31%
Guam (Territory of) Waterworks Authority;
Series 2025 A, RB	5.50%	07/01/2045	750	805,972
Series 2025 A, RB	5.50%	07/01/2055	1,000	1,041,916
				1,847,888
TOTAL INVESTMENTS IN SECURITIES(i)–102.19% (Cost $651,017,222)				618,957,282
FLOATING RATE NOTE OBLIGATIONS–(3.16)%
Notes with interest and fee rates ranging from 2.12% to 2.87% at 05/31/2026 and contractual maturities of collateral ranging from 02/01/2053 to 11/15/2056(j)				(19,125,000)
OTHER ASSETS LESS LIABILITIES–0.97%				5,856,612
NET ASSETS–100.00%				$605,688,894
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $3,165,169, which represented less than 1% of the Fund’s Net Assets.

(b)	Restricted security. The aggregate value of these securities at May 31, 2026 was $10,773,374, which represented 1.78% of the Fund’s Net Assets.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $51,182,940, which represented 8.45% of the Fund’s Net Assets.

(d)	Zero coupon bond issued at a discount.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Underlying security related to TOB Trusts entered into by the Fund.
(h)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2026.

(i)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(j)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2026. At May 31, 2026, the Fund’s investments with a value of $26,430,422 are held by TOB Trusts and serve as collateral for the $19,125,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® AMT-Free New York Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$618,957,282	$0	$618,957,282
Invesco Rochester® AMT-Free New York Municipal Fund